Loans and borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details loans and borrowings [line items]
K EUR 35,000 EIB bank loan	€ 35,000	€ 10,000	€ 0
K EUR 28,000 acquisition bank loan	21,612	24,576	27,513
K EUR 18,000 secured bank loans	17,429	17,739	17,575
K EUR 12,300 bank loans ACTech	11,850	12,300	9,247
K EUR 8,750 other facility loans	3,599	4,299	4,982
Bank investment loans - top 20 outstanding	22,132	23,801	21,441
Bank investment loans - other	4,429	3,808	2,289
Lease liabilities (2018 and 2017: Finance leases)	9,876	6,809	9,164
Institutional loan	824	1,492	1,105
Convertible bonds	1,000	1,000	1,000
Related party loan	187	214	241
Total loans and borrowings	127,938	106,038	94,557
Current	16,838	13,598	12,769
Non-current	€ 111,100	€ 92,440	€ 81,788